Share-Based Compensation - Stock Options that Remain Outstanding, by Exercise Price Range (Details)	12 Months Ended
	Jun. 30, 2022 shares $ / shares	Jun. 30, 2021 shares	Jun. 30, 2020 shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Life	3 years 10 days
Options outstanding (in shares)	4,279,283	4,108,006	5,748,503
Options Exercisable (in shares)	3,008,128
Exercise Price Range One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Life	3 years 10 months 13 days
Options outstanding (in shares)	2,379,477
Options Exercisable (in shares)	1,161,003
Exercise Price Range Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Life	1 year 2 months 15 days
Options outstanding (in shares)	777,426
Options Exercisable (in shares)	725,578
Exercise Price Range Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Life	2 years 10 months 13 days
Options outstanding (in shares)	960,354
Options Exercisable (in shares)	959,521
Exercise Price Range Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Weighted Average Remaining Life	1 year 1 month 20 days
Options outstanding (in shares)	162,026
Options Exercisable (in shares)	162,026
Bottom of range | Exercise Price Range One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	$ 2.38
Bottom of range | Exercise Price Range Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	31.92
Bottom of range | Exercise Price Range Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	100.80
Bottom of range | Exercise Price Range Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	135.00
Top of range | Exercise Price Range One
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	30.00
Top of range | Exercise Price Range Two
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	99.60
Top of range | Exercise Price Range Three
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	133.80
Top of range | Exercise Price Range Four
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Exercise price of outstanding share options (CAD per share) | $ / shares	$ 163.56